Summary of Significant Accounting Policies - Schedule of Credit and Concentration Risks (Details) - Customer Concentration Risk [Member]	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025		Dec. 31, 2024
Lockheed Martin [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	28.10%		27.50%		31.50%		33.40%		32.30%		25.10%
Lockheed Martin [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					8.60%				11.90%
RTX [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	25.40%	[1]	44.30%	[1]	26.90%	[1]	36.70%	[1]	36.20%	[2]	29.30%	[2]
RTX [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					37.80%	[3]			39.80%	[3]	38.20%	[4]
Ontic [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.80%		2.50%
Ontic [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					18.20%				7.60%		14.60%
Fokker [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					12.10%				7.20%
Northrop [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk, percentage									6.70%		18.30%
Northrop [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage									1.30%		11.00%
Lockheed [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage									11.90%		8.60%

[1]	RTX includes Collins Landing Systems and Collins Aerostructures
[2]	RTX includes Collins Landing Systems and Collins Aerostructures
[3]	RTX includes Collins Landing Systems and Collins Aerostructures
[4]	RTX includes Collins Landing Systems and Collins Aerostructures